Acquisition of Prismic Pharmaceutical - Schedule of identifiable assets acquired and liabilities assumed (Details) - Prismic Pharmaceuticals Inc. ("Prismic")	Jun. 28, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 2,329
Prepaids	26,174
Intellectual Property	24,648,915
Trade and other payables	(1,867,250)
Short-term notes	(195,475)
Notes payable	(1,727,484)
Total consideration transferred, acquisition-date fair value	$ 20,887,209